Property, Equipment and Software, Net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
11 PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software consist of the following:

	As of March 31,
	2020	2021
	RMB	RMB
Electronic equipment	29,480	13,472
Furniture and office equipment	8,707	7,122
Leasehold improvements	31,132	28,417
Vehicles	307	1,291
Computer softwares	3,858	3,628

Subtotal	73,484	53,930
Less: Accumulated depreciation and amortization	(59,375)	(43,150)

Property, equipment and software, net	14,109	10,780

Depreciation and amortization expenses recognized for the years ended March 31, 2019, 2020 and 2021 were RMB11,511, RMB7,174 and RMB9,327, respectively. No impairment charges were recorded for the years ended March 31, 2019, 2020 and 2021.